Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: December 10, 2021

Payment Date	12/15/2021
Collection Period Start	11/1/2021
Collection Period End	11/30/2021
Interest Period Start	11/15/2021
Interest Period End	12/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$271,613,405.61	$22,811,335.05	$248,802,070.56	0.542052	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$438,359,405.61	$22,811,335.05	$415,548,070.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$441,886,271.69	$419,074,936.64	0.297059
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$441,886,271.69	$419,074,936.64
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$271,613,405.61	1.92000%	30/360	$434,581.45
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$438,359,405.61			$722,569.61

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$441,886,271.69	$419,074,936.64
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$441,886,271.69	$419,074,936.64
Number of Receivable Outstanding	40,433	39,431
Weight Average Contract Rate	4.70%	4.70%
Weighted Average Remaining Term (months)	34	33

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,750,333.18
Principal Collections	$22,728,460.80
Liquidation Proceeds	$96,032.33
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,574,826.31
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,574,826.31

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$368,238.56	$368,238.56	$—	$—	$24,206,587.75
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,206,587.75
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,206,587.75
Interest - Class A-3 Notes	$434,581.45	$434,581.45	$—	$—	$23,772,006.30
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$23,568,783.70
First Allocation of Principal	$—	$—	$—	$—	$23,568,783.70
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$23,543,389.30
Second Allocation of Principal	$—	$—	$—	$—	$23,543,389.30
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$23,515,643.57
Third Allocation of Principal	$5,176,468.97	$5,176,468.97	$—	$—	$18,339,174.60
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,307,549.17
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,199,549.17
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,199,549.17
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$672,683.09
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$672,683.09
Remaining Funds to Certificates	$672,683.09	$672,683.09	$—	$—	$—
Total	$24,574,826.31	$24,574,826.31	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$441,886,271.69	$419,074,936.64
Note Balance	$438,359,405.61	$415,548,070.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	7	$82,874.25
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	104	$96,032.33
Monthly Net Losses (Liquidation Proceeds)			$(13,158.08)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.24)%
Second Preceding Collection Period			0.11%
Preceding Collection Period			(0.12)%
Current Collection Period			(0.04)%
Four-Month Average Net Loss Ratio			(0.07)%
Cumulative Net Losses for All Periods			$2,119,526.95
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	91	$1,279,502.67
60-89 Days Delinquent	0.08%	22	$317,681.88
90-119 Days Delinquent	0.01%	2	$28,229.99
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	115	$1,625,414.54

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	—	$—
Total Repossessed Inventory	1	$9,635.84

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	24	$345,911.87
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.07%
Second Preceding Collection Period		0.07%
Preceding Collection Period		0.08%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.10%	27	0.07%